Contract liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Contract liabilities
Opening balance	$ 5,674,870	$ 613,477
Payments received in advance	41,622,886	12,195,155
Payments reimbursed	(872,012)	(16,000)
Transferred to revenues	(42,788,600)	(11,781,960)
Business acquisition		4,675,341
Currency translation	(3,293)	(11,143)
Closing balance	$ 3,633,851	$ 5,674,870